Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Line Items]
Income tax rate		25.00%	25.00%	25.00%
Withholding tax on undistributed earnings		$ 2,210	$ 1,729
Income tax expenses		6,150	5,874	$ 4,052
Income tax reverse		369	37	782
Unrecognized tax benefits		$ 163	171	177
China Distance Education Limited ("CDEL Hong Kong")
Income Tax Disclosure [Line Items]
Withholding tax rate		5.00%
Withholding tax on undistributed earnings		$ 2,210	1,729
Income tax expenses		$ 481	$ 453	$ 371
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion")
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | Scenario, Forecast
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%
Beijing Champion and Champion Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate			15.00%
Xiamen NetinNet
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%
Nanjing Champion Vocational Training School (''Nanjing Training School'')
Income Tax Disclosure [Line Items]
Preferential income tax rate		20.00%